Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets [Abstract]
Other Receivables and Prepaid Expenses	Note 4 - Other Receivables and Prepaid Expenses
	December 31,	December 31,
	2023	2022
	USD thousands	USD thousands
Government institutions	289	459
Prepaid expenses	748	1,307

	1,037	1,766